PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
8.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2014	2015
	US$	US$

Prepaid expenses	4,800	15,364
Advance to employees	1,121	1,623
Receivable from a broker for exercise of employee stock options	667	237
Rental deposits and others	858	10,273
Interest receivable	20,722	13,168
Rent paid to original lessors for sublease services	-	15,882
Others	1,993	3,718

	30,161	60,265